Nationwide Fund
FUND SUMMARY: NATIONWIDE FUND
Objective
The Fund seeks total return through a flexible combination of capital appreciation and current income.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Nationwide Funds. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 35 of this Prospectus and in “Additional Information on Purchases and Sales” commencing on page 91 of the Statement of Additional Information.

Shareholder Fees (paid directly from your investment)
Shareholder Fees Nationwide Fund	Class A Shares	Class C Shares	Class R Shares	Institutional Service Class Shares
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	none	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Nationwide Fund		Class A Shares	Class C Shares	Class R Shares	Institutional Service Class Shares
Management Fees		0.58%	0.58%	0.58%	0.58%
Distribution and/or Service (12b-1) Fee		0.25%	1.00%	0.50%	none
Other Expenses	[1]	0.22%	0.22%	0.23%	0.22%
Total Annual Fund Operating Expenses		1.05%	1.80%	1.31%	0.80%
[1]	"Other Expenses" has been restated to reflect current fees. More information about administrative services fees can be found in "Investing with Nationwide Funds" on page 38 of this Prospectus.

Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Nationwide Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A shares	676	890	1,121	1,784
Class C shares	283	566	975	2,116
Class R shares	133	415	718	1,579
Institutional Service Class shares	82	255	444	990

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Nationwide Fund Class C shares	183	566	975	2,116

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 113.60% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests in a diversified portfolio of common stocks to produce an overall blended equity portfolio consisting of various types of stocks that the subadviser believes offer the potential for capital growth and/or dividend income. Most of the stocks in which the Fund invests are issued by large-capitalization companies. The Fund considers large-capitalization companies to be those companies with market capitalizations similar to those of companies included in the Russell 1000 Index. Some of these companies may be located outside of the United States.

The Fund’s subadviser uses an actively managed bottom-up stock selection process for choosing securities across a large-capitalization market universe. The Fund’s subadviser seeks to identify those securities it believes to be most attractive from a fundamental perspective, based on certain valuation factors and management criteria, and the potential for price appreciation. The subadviser’s portfolio construction process balances overall portfolio risk versus expected excess return. The subadviser’s portfolio management process determines buy and sell decisions in an effort to maintain an equity portfolio that is diversified across sectors. Investments are sold when the subadviser has determined that relative fundamentals appear to be deteriorating or when other opportunities appear more attractive. The Fund may engage in active and frequent trading of portfolio securities.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.

Portfolio turnover risk – a higher portfolio turnover rate increases transaction costs and, as a result, may adversely impact the Fund’s performance and may:
  increase share price volatility and
  result in additional tax consequences for Fund shareholders.
In addition to these risks, the Fund’s portfolio managers may select securities that underperform the stock market, the Fund’s benchmark or other mutual funds with similar investment objectives and strategies. If the value of the Fund’s investments goes down, you may lose money.
Performance
The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. These returns do not reflect the impact of sales charges. If sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting nationwide.com/mutualfunds or by calling 800-848-0920.
Annual Total Returns – Institutional Service Class Shares (Years Ended December 31,)

Best Quarter: 17.77% – 2nd qtr. of 2009 Worst Quarter: -25.29% – 4th qtr. of 2008
After-tax returns are shown in the table for Institutional Service Class shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Performance returns for Institutional Service Class shares reflect a front-end sales charge of 4.50% through July 31, 2012. This front-end sales charge was eliminated as of August 1, 2012, at which time the former Class D shares were redesignated as Institutional Service Class shares.
Average Annual Total Returns For the Periods Ended December 31, 2013:
Average Annual Total Returns Nationwide Fund	1 Year	5 Years	10 Years
Class A shares	22.60%	14.68%	5.19%
Class C shares	28.15%	15.22%	5.07%
Class R shares	29.74%	15.69%	5.57%
Institutional Service Class shares	30.43%	15.23%	5.58%
Institutional Service Class shares After Taxes on Distributions	30.06%	15.00%	4.25%
Institutional Service Class shares After Taxes on Distributions and Sales of Shares	17.50%	12.31%	4.16%
S&P 500® Index (The Index does not pay sales charges, fees, expenses or taxes.)	32.39%	17.94%	7.41%